INCOME TAX - Schedule of Changes in Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ (239,007)	¥ (180,643)	¥ (131,834)
Additions	(96,734)	(60,167)	(48,809)
Decrease upon disposal of a subsidiary	402	1,803
Balance at the end of the year	¥ (335,339)	¥ (239,007)	¥ (180,643)